                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 1999

Check here if Amendment [X];   Amendment Number: 1
     This Amendment     (Check only one.):       [X]  is a restatement.
                                                 [ ]  adds new holdings
                                                       entries.

Institutional Investment Manager Filing this Report:
Name:         Oberweis Asset Management, Inc.
Address:      951 Ice Cream Dr., Suite 200
              North Aurora, IL  60542

Form 13F File Number:  28- 4688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:         Patrick B. Joyce
Title:        Executive Vice President
Phone:        (800) 323-6166

Signature, Place, and Date of Signing:

/s/ Pat Joyce              North Aurora, IL     July 26, 1999
-------------------        [City, State]        [Date]
[Signature]

Report Type  (Check only one.):

[ X ]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers reporting for this Manager:
(If there are no entries in this list, omit this section.)

Oberweis Asset Management, Inc.
OPTFORM 13F
June 30, 1999

                          FORM 13F INFORMATION TABLE

                                TITLE                  VALUE   SHARES/   SH/  PUT/   INVSTMT    OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS   CUSIP      (X $1000) PRN AMT   PRN  CALL   DSCRETN   MANAGERS    SOLE    SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------------
ATI Technologies Inc.          com        001941103        459    28200   SH          SOLE                13000             15200
Abacus Direct Corp.            com        002553105       1693    18500   SH          SOLE                18500
Abercrombie & Fitch Co.        com        002896207        595    12400   SH          SOLE                10000              2400
Action Performance             com        004933107        660    20000   SH          SOLE                20000
Advance Paradigm Inc.          com        007491103       7838    62964   SH          SOLE                49464             13500
Advanced Communication         com        00750X109        641    46800   SH          SOLE                40000              6800
Akorn, Inc.                    com        009728106        202    50000   SH          SOLE                50000
America On Line                com        02364J104        682     6200   SH          SOLE                 4800              1400
American Eagle Outfitters      com        02553D108       3763    17164   SH          SOLE                 6314             10850
American Healthcorp, Inc.      com        02649v104        125    15000   SH          SOLE                15000
Analytical Surveys Inc.        com        032683302        497    20000   SH          SOLE                20000
Andrx Corporation              com        034551101       8769    48164   SH          SOLE                22464             25700
Biogen Inc.                    com        090597105        727    11300   SH          SOLE                 5000              6300
Broadcom Corporation           com        111320107       2790    19300   SH          SOLE                17000              2300
Broadvision Inc.               com        111412102       6582    23714   SH          SOLE                14464              9250
Business Resource Group        com        12329k104         66    20000   SH          SOLE                20000
CGI Group Incorporated Class A com        39945C109        846    40300   SH          SOLE                35000              5300
Candela Corporation            com        136907102       1901     2338   SH          SOLE                39464             28410
Carrier Access Corporation     com        144460102       1246    28450   SH          SOLE                16000             12450
Catalyst International, Inc.   com        14887T105        604    33700   SH          SOLE                25000              8700
Catapult Communications        com        149016107        377    20000   SH          SOLE                20000
Chattem Inc.                   com        162456107       1174    36900   SH          SOLE                27400              9500
Check Point Software           com        M22465104        480     8950   SH          SOLE                 5000              3950
Chevron Corp.                  com        166751107        428     4500   SH          SOLE                                   4500
Chico's Fas Inc.               com        168615102       1970    18314   SH          SOLE                  464             17850
Children's Place               com        168905107       2337    57700   SH          SOLE                49000              8700
Chirex Inc.                    com        170038103        944    29400   SH          SOLE                23000              6400
Cisco Systems, Inc.            com        17275R102        436     6774   SH          SOLE                 5850               924
Citrix Systems Inc.            com        177376100        446     7900   SH          SOLE                 4000              3900
Cognicase Inc.                 com        192423101        808    49330   SH          SOLE                30000             19330
Cognizant Technology Solutions com        192446102        980    37600   SH          SOLE                30000              7600
Colorado Medtech, Inc.         com        19652U104       1913    21664   SH          SOLE                60000             27200
Computer Concepts Corp.        com        204897300         73    50000   SH          SOLE                50000
Compuware Corporation          com        205638109        223     7000   SH          SOLE                 4000              3000
Concord Communication          com        206186108       1372    30500   SH          SOLE                30000               500
Concord EFS, Inc.              com        206197105        254     6000   SH          SOLE                 6000
Craftmade International Inc.   com        22413E104        149    11500   SH          SOLE                10000              1500
Creative Master Intl., Inc.    com        22528Y201        395    11464   SH          SOLE                60000             17000
Cutter & Buck Inc.             com        232217109       1428    19064   SH          SOLE                 1964             17100
Cybex Computer Products        com        232522102        836    30000   SH          SOLE                30000
Dental/Medical Diagnostic Syst com        24873K208        176    26500   SH          SOLE                20000              6500
Excel Switching Corp.          com        30067V108        210     7000   SH          SOLE                 7000
FDX Corporation                com        31304N107        306     5640   SH          SOLE                 1400              4240
First Consulting Group         com        31986R103        637    60000   SH          SOLE                60000
Four Media Company             com        350872107        195    30000   SH          SOLE                30000
Frenchtex                      com        357814102          6    25000   SH          SOLE                25000
Gemstar International Group    com        G3788V106        535     8200   SH          SOLE                 5000              3200
Genesis Microchip Inc.         com        371933102       2240    29264   SH          SOLE                50000             44800
Gentner Communications         com        37245J105        902    44928   SH          SOLE                34464             10464
Gilat Communications, Ltd.     com        M50876107       1554    31564   SH          SOLE                 4464             27100
Gildan Activewear Inc.         com        375916103        337    20000   SH          SOLE                20000
Gliatech, Inc.                 com        37929C103       1202    47140   SH          SOLE                28000             19140
Global Payment Technology Inc. com        37936s109        111    13900   SH          SOLE                13900
HMG Worldwide Corp.            com        404235103        197    50000   SH          SOLE                50000
Hain Food Group Inc            com        405219106        971    47100   SH          SOLE                30000             17100
Happy Kids, Inc.               com        411391105        195    22500   SH          SOLE                19000              3500
Home Depot Inc.                com        437076102        202     3139   SH          SOLE                 2000              1139
IMRglobal Corporation          com        45321W106        192    10000   SH          SOLE                10000
Impath, Inc.                   com        45255G101       1450    53700   SH          SOLE                50000              3700
Infocure Corporation           com        45665A108       1255    23700   SH          SOLE                15000              8700
Innotrac Corporation           com        45767M109        405    20000   SH          SOLE                20000
Innovative Medical Services    com        45766r109         98    50000   SH          SOLE                50000
Intel Corporation              com        458140100        255     4290   SH          SOLE                 1400              2890
International Fibercom Inc.    com        45950T101        455    50000   SH          SOLE                50000
J. Jill Group Inc.             com        466189107        409    28000   SH          SOLE                28000
Jakks Pacific Inc.             com        47012E106       1187    39800   SH          SOLE                25000             14800
Javelin Systems, Inc.          com        471896100       4058     3620   SH          SOLE                 1856              1764
K-Swiss, Inc.                  com        482686102        952    20480   SH          SOLE                10000             10480
King Pharmaceuticals Inc.      com        495582108       2650    36864   SH          SOLE                14464             22400
Lernout & Hauspie Speech       com        B5628B104        223     6300   SH          SOLE                 3000              3300
Loronix Information Systems    com        544183106        214    26000   SH          SOLE                 6000             20000
MIM Corporation                com        553044108         61    25000   SH          SOLE                25000
Made2Manage, Inc.              com        556466100       1421    45128   SH          SOLE                34928             10200
Manatron Inc.                  com        562048108        233    36500   SH          SOLE                20000             16500
Medquist Inc.                  com        584949101       1400    32000   SH          SOLE                32000
Memberworks, Inc.              com        586002107        725    25000   SH          SOLE                25000
Mercury Interactive Corporatio com        589405109        816    23080   SH          SOLE                 8000             15080
Metzler Group Inc.             com        592903108        552    20000   SH          SOLE                20000
Micromuse Incorporated         com        595094103        748    15000   SH          SOLE                15000
Microsoft Corp.                com        594918104        478     5300   SH          SOLE                 2000              3300
Microwave Power Device         com        59517M103        441    28700   SH          SOLE                12000             16700
Mindspring Enterprises         com        602683104       6793    22228   SH          SOLE                60404             27300
Minimed Inc                    com        60365K108        231     3000   SH          SOLE                 3000
Mobil Corp.                    com        607059102        612     6200   SH          SOLE                                   6200
Network Appliance Inc.         com        64120L104       2280    40800   SH          SOLE                40000               800
New Era Of Networks            com        644312100        488    11100   SH          SOLE                10300               800
New Horizons Worldwide         com        645526104        247    12500   SH          SOLE                12500
Noodle Kidoodle Inc.           com        655370104        197    37000   SH          SOLE                30000              7000
Open Text Corporation          com        683715106       2451    16154   SH          SOLE                60000             21690
P.F. Changs China Bistro       com        69333y108        333    15400   SH          SOLE                10000              5400
Papa John's International Inc. com        698813102       2011    45000   SH          SOLE                45000
Perclose Inc.                  com        71361C107       1519    31600   SH          SOLE                25000              6600
Peregrine Systems              com        71366Q101        668    26000   SH          SOLE                26000
Pfizer Inc.                    com        717081103        305     2800   SH          SOLE                 2000               800
Polycom Inc.                   com        73172K104        234     6000   SH          SOLE                 6000
Qiagen N.A.                    com        730000106       2346    34500   SH          SOLE                34500
Qlogic Corp                    com        747277101       4604    34880   SH          SOLE                25000              9880
Quest Education Corporation    com        74835f102        106    10000   SH          SOLE                10000
Questron Technology, Inc.      com        748372208         77    20000   SH          SOLE                20000
RCM Technologies               com        749360400        503    38000   SH          SOLE                30000              8000
RF Micro Devices, Inc.         com        749941100       4433    59400   SH          SOLE                44000             15400
Railamerica Inc.               com        750753105        206    20000   SH          SOLE                20000
Rehabilicare Incorporated      com        758944102         66    20000   SH          SOLE                20000
Roberts Pharmaceutical         com        770491108        276    11500   SH          SOLE                 8000              3500
Salton Inc.                    com        795757103       5920    52864   SH          SOLE                34464             18400
Sapient Corporation            com        803062108        679    12000   SH          SOLE                12000
Seracare Inc.                  com        817473101         50    10000   SH          SOLE                10000
Siebel Systems Inc.            com        826170102        782    11800   SH          SOLE                 7600              4200
Softworks, Inc.                com        83404P102       1505     5728   SH          SOLE                49464             21800
Spectralink Corp.              com        847580107        529    34064   SH          SOLE                38000             61600
Stericycle, Inc.               com        858912108        678    50000   SH          SOLE                50000
Steven Madden Ltd.             com        556269108        835    61600   SH          SOLE                35000             26600
Stillwater Mining Company      com        86074q102        497    15300   SH          SOLE                10000              5300
Sunrise Assisted Living        com        86768K106        732    21000   SH          SOLE                20200               800
Suprema Specialties, Inc.      com        86859f107       1108    28628   SH          SOLE                18464             10164
Synthetech Inc.                com        87162e100        190    35000   SH          SOLE                35000
Talx Corporation               com        874915105        109    15000   SH          SOLE                15000
Tarrant Apparel Group          com        876289109        227    10000   SH          SOLE                10000
Tava Technologies              com        872169107        383    49800   SH          SOLE                25000             24800
The Laser Center               com        872934104        480    10000   SH          SOLE                10000
Transwitch Corporation         com        894065101       2840    59950   SH          SOLE                49000             10950
Tricom, S.A.                   com        89612a100        813     7964   SH          SOLE                40000             33500
Veritas Software Corp.         com        923436109       2184    23000   SH          SOLE                23000
Verity Inc.                    com        92343C106       4340    14554   SH          SOLE                51500             28590
Vermont Pure Holdings          com        924234107         71    20000   SH          SOLE                20000
Visx Inc. Del                  com        92844S105        475     6000   SH          SOLE                 6000
Vitesse Semiconductor Co.      com        928497106        661     9800   SH          SOLE                 7600              2200
Winland Electronics Inc.       com        974241101         52    20000   SH          SOLE                20000
Xeikon NV ADR                  com        984003103        937    41200   SH          SOLE                40000              1200

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of other Included Managers:    ___________________

Form 13F Information Table Entry Total:  129 Data Records

Form 13F Information Table Value Total:  $146,434  (thousandths)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE.